Long-Term Debt - Additional Information - Term Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) term_loan vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 680,085	$ 605,147
Unrealized foreign exchange gain (loss)	(2,414)	(2,345)	$ (3,523)
Long-term Debt, Excluding Current Maturities	416,174	572,036
Current portion of long-term debt (note 8)	$ 255,306	10,858
US Dollar Denominated Term Loans Due Through Two Thousand Twenty Three
Debt Instrument [Line Items]
Number of debt instruments | term_loan	1
Carrying amount of long-term debt	$ 53,339	$ 64,568
Number of vessels | vessel	4	4
US Dollar Denominated Term Loans Due Through Two Thousand Twenty Three | United States of America, Dollars
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 53,300	$ 64,600
US Dollar Denominated Term Loans Due Through Two Thousand Twenty Three | Remaining Term Loans | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	2.25%	2.25%